UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	St. Geme, LLC
Address:	One Sansome St., 31st Floor
		San Francisco, CA  94104

Form 13F File Number:	28-05281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Peter E. St. Geme
Title:	Manager
Phone:	415-288-2415

Signature, Place and Date of Signing:

	Peter St. Geme					San Francisco, CA	11-3-2000
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):
XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		16

Form 13F Information Table Value Total:		$150,697


List of Other Included Managers:

None

<Page


NAME OF ISSUER		TITLE OF			CUSIP			VALUE			SHARES	INV.  OTHER	VOTING AUTH
				CLASS							X1000					DISC	MGR	SOLE SHR  NONE


AMGEN INC.                  COM                 031162100               209         3000 SHARE    SOLE           SOLE

CISCO SYSTEMS INC           COM                 17275R102            48,178       872000 SHARE    SOLE           SOLE

CISCO SYSTEMS INC           COM                 17275R102               729        13200 SHARE    SOLE           NONE

DIGITALTHINK INC            COM                 25388M100             8,778       209000 SHARE    SOLE           SOLE

GENERAL ELECTRIC CO.        COM                 369604103               346         6000 SHARE    SOLE           SOLE

JDS UNIPHASE CORP           COM                 46612J101            10,522       111200 SHARE    SOLE           SOLE

JUNIPER NETWORKS            COM                 48203R104             2,628        12000 SHARE    SOLE           SOLE

MICROSOFT CORP              COM                  594918104              361         6000 SHARE    SOLE           SOLE

MICROSOFT CORP              COM                  594918104            1,613        26736 SHARE    SOLE           NONE

NETWORK APPLIANCE           COM                 64120L104            21,870       171700 SHARE    SOLE           SOLE

NORTEL NETWORKS             COM                 656568102               715        12000 SHARE    SOLE           SOLE

QUALCOMM INC.               COM                  747525103              128         1800 SHARE    SOLE           SOLE

QUALCOMM INC.               COM                  747525103              285         4000 SHARE    SOLE           NONE

SDL INC                     COM                 784076101             9,293        30000 SHARE    SOLE           SOLE

XILINX INC                  COM                 983919101            10,727       125000 SHARE    SOLE           SOLE

YAHOO INC                   COM                  984332106           34,315       375800 SHARE    SOLE           SOLE



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